Annual Total Returns- Banking Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Banking Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(20.90%)	24.86%	29.45%	3.52%	(4.86%)	27.27%	12.47%	(19.17%)	28.51%	(7.86%)